Revenue And Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	$ 4,077,628	$ 3,793,137	$ 4,394,471
Other sales	367,086	286,712	607,854
Revenue from other services	64,833	57,662	72,733
Total Revenues	4,509,547	4,137,511	5,075,058
Revenue from modification of contracts with suppliers		12,064	45,632
Regasification service	40,176	38,475	37,849
Income from sanctions to users		3,273	5,416
Commodity derivative income	6,702	3,467	27,347
Compensation from delayed suppliers		1,005	745
Income from insurance claims (insurance)	90,606	15,651	7,232
Other	15,699	13,379	15,859
Total other income	153,183	87,314	140,080
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	61,960	49,622	55,535
Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	3,652	2,891	1,069
Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	4,242	3,832	4,161
Services and Business Advisories Provided [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	49,954	36,188	48,214
Generation
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	2,399,790	2,128,784	2,682,030
Generation | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	671,980	1,159,986	994,824
Generation | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	1,567,800	816,289	1,546,916
Generation | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	160,010	152,509	140,289
Distributions
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	1,677,838	1,664,353	1,712,441
Distributions | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	917,596	892,052	884,019
Distributions | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	464,768	479,893	518,448
Distributions | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	124,015	129,234	142,881
Distributions | Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Energy sales	171,459	163,174	167,093
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	305,126	237,090	552,319
Revenue from Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from other services	$ 6,985	$ 14,751	$ 19,289